COMMON AND PREFERRED STOCK (Details Narrative)		3 Months Ended																								12 Months Ended
	Oct. 01, 2018 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Sep. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares	Mar. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Sep. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Mar. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Sep. 30, 2017 $ / shares	Jun. 30, 2017 $ / shares	Mar. 31, 2017 $ / shares	Dec. 31, 2022 USD ($) Director Integer $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares
Class of Stock [Line Items]
Dividends, common stock, cash | $																										$ 0	$ 0
Preferred stock, shares issued | shares		2,812,000				2,812,000																				2,812,000	2,812,000
Preferred stock, shares outstanding | shares		2,812,000				2,812,000																				2,812,000	2,812,000
Dividend arrears, preferred stock | $		$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 2,250,000	$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 2,250,000	$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 2,250,000	$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 2,250,000	$ 2,249,000	$ 1,912,000	$ 1,912,000	$ 1,912,000	$ 1,912,000				$ 8,997,000	$ 8,997,000	$ 8,997,000	$ 8,997,000	$ 7,985,000	$ 1,912,000
Dividends paid, preferred stock | $ / shares		$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.68	$ 0.68	$ 0.68	$ 0.68	$ 0.68	$ 0.68	$ 0.68	$ 3.20	$ 3.20	$ 3.20	$ 3.20	$ 2.84	$ 0.68
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued | shares		2,811,535																								2,811,535
Preferred stock, shares outstanding | shares		2,811,535																								2,811,535
Redemption price per share | $ / shares		$ 25.00																								$ 25.00
Dividends paid, preferred stock | $																										$ 0	$ 0
Preferred stock, voting rights																										no voting rights but have limited voting rights under certain circumstances, as described in the Charter.
Dividend arrears, preferred stock | $																										$ 45,900,000
Cumulative preferential cash dividend rate																										10.875%
Stated liquidation preference | $ / shares		$ 25.00																								$ 25.00
Dividends paid, preferred stock | $ / shares	$ 3.20																									$ 2.72
Number of dividends period | Integer																										4
Increase of preferred stock dividend rate	12.875%																									12.875%
Number of additional directors | Director																										2